Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 281,828	$ 301,826
Balance	266,240	281,828
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	699,070	673,684
Additions	51,944	25,869
Disposals	(10,455)	(325)
Foreign exchange revaluation		(158)
Transfers	0	0
Balance	740,559	699,070
Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	417,242	371,858
Depletion, depreciation and amortization	57,975	45,434
Disposals	(898)	(50)
Balance	474,319	417,242
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	80,483	86,130
Balance	81,124	80,483
Plant and equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	202,687	192,566
Additions	8,632	4,130
Disposals	(1,038)	(325)
Foreign exchange revaluation		0
Transfers	12,948	6,316
Balance	223,229	202,687
Plant and equipment | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	122,204	106,436
Depletion, depreciation and amortization	20,799	15,818
Disposals	(898)	(50)
Balance	142,105	122,204
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance	143,206	165,953
Balance	112,989	143,206
Mining properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	425,203	418,334
Additions	6,959	6,490
Disposals	0	0
Foreign exchange revaluation		0
Transfers	0	379
Balance	432,162	425,203
Mining properties | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	281,997	252,381
Depletion, depreciation and amortization	37,176	29,616
Disposals	0	0
Balance	319,173	281,997
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Balance	26,206	23,873
Balance	33,853	26,206
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	26,206	23,873
Additions	20,595	8,649
Disposals	0	0
Foreign exchange revaluation		0
Transfers	(12,948)	(6,316)
Balance	33,853	26,206
Assets under construction | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Depletion, depreciation and amortization	0	0
Disposals	0	0
Balance	0	0
Exploration and evaluation expenditure
Disclosure of detailed information about property, plant and equipment [line items]
Balance	31,933	25,870
Balance	38,274	31,933
Exploration and evaluation expenditure | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance	44,974	38,911
Additions	15,758	6,600
Disposals	(9,417)	0
Foreign exchange revaluation		(158)
Transfers	0	(379)
Balance	51,315	44,974
Exploration and evaluation expenditure | Accumulated depreciation, amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	13,041	13,041
Depletion, depreciation and amortization	0	0
Disposals	0	0
Balance	$ 13,041	$ 13,041